Financial Assets and Financial Liabilities - VEB Facility - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Balance under credit facility	₽ 377,411,000,000		₽ 408,955,000,000
VEB [member] | Maturity in 2022 [member]
Disclosure of detailed information about borrowings [line items]
Credit facility available amount | $					$ 190,000
VEB [member] | Elgaugol [member]
Disclosure of detailed information about borrowings [line items]
Balance under credit facility	₽ 7,000,000,000	$ 113,069	8,794,000,000	$ 126,583
Interest rate	5.50%	5.50%
Overdue principal amount	₽ 0		₽ 0